Gain On Trouble Debt Restructuring	12 Months Ended
Dec. 31, 2013
Gain On Trouble Debt Restructuring
(18)	GAIN ON TROUBLE DEBT RESTRUCTURING

The Group has entered into various agreements with its suppliers to restructure its payables due to the financial difficulties the Group is experiencing. Under these agreements, the suppliers agreed to give fixed discounts and the Group agreed to settle the outstanding payables (after discounts) according to a pre-determined payment schedule or through an asset transfer. The Group recognized gains on trouble debt restructuring, amounting to US$ nil, US$ 10,510 and US$ 4,645, in “Gain on trouble debt restructuring” in the Group’s consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013, respectively.

Without recognizing the gain on restructuring of payables, the Group’s basic and diluted loss per ordinary share would have increased by US$ 0.08 for the year ended December 31, 2012 and US$ 0.03 for the year ended December 31, 2013, respectively.